Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table provides information regarding the relationship between executive compensation for our principal executive officers ("PEOs") and our other named executive officers ("non-PEO NEOs") and Company performance as required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K for the fiscal years ended June 30, 2026, 2025, 2024, 2023 and 2022.

							Value of initial fixed $100 investment based on:
Fiscal Year	Summary Compensation Table Total for PEO Williams (1)	Summary Compensation Table Total for PEO Beauchamp (1)	Compensation Actually Paid to PEO Williams(2)	Compensation Actually Paid to PEO Beauchamp(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income ($ millions)	Recurring and Other Revenue ($ millions)
2026	$23,473,564	$—	$145,214	$—	$5,941,687	$1,698,461	$54.79	$100.18	$269.7	$1,651.4
2025	$18,044,482	$3,044,516	$28,295,857	$8,767,719	$4,708,119	$6,285,878	$94.96	$110.74	$227.1	$1,471.8
2024	$14,737,065	$11,137,431	$1,664,676	$(1,454,508)	$3,756,613	$1,189,384	$69.10	$88.16	$206.8	$1,281.7
2023	$21,672,572	$21,583,365	$16,000,336	$20,565,161	$5,495,940	$4,271,028	$96.71	$77.83	$140.8	$1,098.0
2022	$8,422,470	$15,292,725	$7,958,073	$11,093,807	$7,666,070	$3,705,009	$91.42	$64.82	$90.8	$847.7

Named Executive Officers, Footnote	Mr. Williams was a PEO for fiscal 2026, 2025, 2024, 2023 and 2022, and Mr. Beauchamp was a PEO for fiscal 2024, 2023 and 2022, as well as from July 1, 2024 until August 5, 2024 when he became Executive Chairman.
Adjustment To PEO Compensation, Footnote	The reconciliation of the amount of PEO and Average Non-PEO Summary Compensation Table totals to Compensation Actually Paid ("CAP") is summarized in the following table:

	2026
	PEO Williams	Average Non - PEO NEOs
Summary Compensation Table Total	$23,473,564	$5,941,687
Adjustments
Equity Awards	$(21,557,447)	$(4,693,981)
Fair Value of Equity Awards
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year	$10,894,797	$2,433,898
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year	$(12,772,279)	$(1,963,475)
Change in Fair Value of Prior Year Equity Awards Vested in the Covered Year	$(2,168,594)	$(466,227)
Fair Value on Vesting Date of Equity Awards Granted and Vested in the Covered Year	$2,275,173	$446,559
Total Adjustments for Fair Value of Equity Awards	$(23,328,350)	$(4,243,226)
Compensation Actually Paid	$145,214	$1,698,461

Non-PEO NEO Average Total Compensation Amount	$ 5,941,687	$ 4,708,119	$ 3,756,613	$ 5,495,940	$ 7,666,070
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,698,461	6,285,878	1,189,384	4,271,028	3,705,009
Adjustment to Non-PEO NEO Compensation Footnote	The reconciliation of the amount of PEO and Average Non-PEO Summary Compensation Table totals to Compensation Actually Paid ("CAP") is summarized in the following table:

	2026
	PEO Williams	Average Non - PEO NEOs
Summary Compensation Table Total	$23,473,564	$5,941,687
Adjustments
Equity Awards	$(21,557,447)	$(4,693,981)
Fair Value of Equity Awards
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year	$10,894,797	$2,433,898
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year	$(12,772,279)	$(1,963,475)
Change in Fair Value of Prior Year Equity Awards Vested in the Covered Year	$(2,168,594)	$(466,227)
Fair Value on Vesting Date of Equity Awards Granted and Vested in the Covered Year	$2,275,173	$446,559
Total Adjustments for Fair Value of Equity Awards	$(23,328,350)	$(4,243,226)
Compensation Actually Paid	$145,214	$1,698,461
	For the fiscal year ended June 30, 2026, the non-PEO NEOs were Ryan Glenn, Joshua Scutt, Melissa King and Andrew Cappotelli. For the fiscal year ended June 30, 2025, the non-PEO NEOs were Ryan Glenn, Joshua Scutt, Melissa King and Andrew Cappotelli. For the fiscal year ended June 30, 2024, the non-PEO NEOs were Ryan Glenn, Rachit Lohani, Joshua Scutt, Andrew Cappotelli and Katherine Ross. For the fiscal year ended June 30, 2023, the non-PEO NEOs were Ryan Glenn, Rachit Lohani, Joshua Scutt and Katherine Ross. For the fiscal year ended June 30, 2022, the non-PEO NEOs were Ryan Glenn, Michael Haske, Rachit Lohani and Mark Kinsey.
Compensation Actually Paid vs. Total Shareholder Return
The following graph shows the relationship between compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO named executive officers to total shareholder return for both Paylocity and the S&P Software & Services Select Industry Index for the years ended June 30, 2022, 2023, 2024, 2025 and 2026:

Compensation Actually Paid vs. Net Income
The following graph shows the relationship between compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO named executive officers to net income for the years ended June 30, 2022, 2023, 2024, 2025 and 2026:

Compensation Actually Paid vs. Company Selected Measure
The following graph shows the relationship between compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO named executive officers to recurring and other revenue for the years ended June 30, 2022, 2023, 2024, 2025 and 2026:

Total Shareholder Return Vs Peer Group	The peer group used for calculating Peer Group Total Shareholder Return is the S&P Software & Services Select Industry Index as of June 30 of each year presented, assuming an initial fixed $100 investment on June 30, 2021.
Tabular List, Table
The table below lists the financial performance measures we believe represent the most important financial performance measures used to link compensation actually paid to our named executive officers for the year ended June 30, 2026 to company performance.

Most Important Financial Performance Measures
Recurring and Other Revenue
Adjusted EBITDA*
Total Shareholder Return ("Company TSR")
Relative TSR Against the Russell 3000 Index
*    Adjusted EBITDA is a non-GAAP financial measure. For information on Adjusted EBITDA, as defined by the Company, please see "Appendix A: Non-GAAP Financial Measures".

Total Shareholder Return Amount	$ 54.79	94.96	69.10	96.71	91.42
Peer Group Total Shareholder Return Amount	100.18	110.74	88.16	77.83	64.82
Net Income (Loss)	$ 269,700,000	$ 227,100,000	$ 206,800,000	$ 140,800,000	$ 90,800,000
Company Selected Measure Amount	1,651,400,000	1,471,800,000	1,281,700,000	1,098,000,000	847,700,000
Measure:: 1
Pay vs Performance Disclosure
Name	Recurring and Other Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA*
Non-GAAP Measure Description	* Adjusted EBITDA is a non-GAAP financial measure. For information on Adjusted EBITDA, as defined by the Company, please see "Appendix A: Non-GAAP Financial Measures".
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return ("Company TSR")
Non-GAAP Measure Description	The amounts reported in this column reflect the Company’s cumulative total shareholder return ("TSR") as of June 30 of each year presented, assuming an initial fixed $100 investment on June 30, 2021.
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR Against the Russell 3000 Index
Williams [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 23,473,564	$ 18,044,482	$ 14,737,065	$ 21,672,572	$ 8,422,470
PEO Actually Paid Compensation Amount	$ 145,214	$ 28,295,857	$ 1,664,676	$ 16,000,336	$ 7,958,073
PEO Name	Mr. Williams	Mr. Williams	Mr. Williams	Mr. Williams	Mr. Williams
Williams [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (23,328,350)
Williams [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,557,447)
Williams [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,894,797
Williams [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,772,279)
Williams [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,275,173
Williams [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,168,594)
Beauchamp [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	$ 3,044,516	$ 11,137,431	$ 21,583,365	$ 15,292,725
PEO Actually Paid Compensation Amount	$ 0	$ 8,767,719	$ (1,454,508)	$ 20,565,161	$ 11,093,807
PEO Name	Mr. Beauchamp	Mr. Beauchamp	Mr. Beauchamp	Mr. Beauchamp	Mr. Beauchamp
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,243,226)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,693,981)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,433,898
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,963,475)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	446,559
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (466,227)